Financial Risk Management - Summary of Number of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital beginning of year	60,689,487	57,707,439	57,152,295	56,937,682	53,750,386
Increase through cash contributions	1,287,921	2,982,048	555,144	214,613	3,187,296
Share capital end of year	61,977,408	60,689,487	57,707,439	57,152,295	56,937,682